UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Partner Fund Management, L.P.

Address:   One Market Street
           Steuart Tower, 22nd Floor
           San Francisco, CA 94105


Form 13F File Number: 28-13169


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Linda Fitzgerald
Title:  Chief Compliance Officer
Phone:  (415) 281-1000

Signature,  Place,  and  Date  of  Signing:

/s/ Linda Fitzgerald               San Francisco, CA                  8/10/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              68

Form 13F Information Table Value Total:  $      969,512
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ADVANCE AUTO PARTS INC       COM            00751Y106     2205     43,937 SH       SOLE                    43,937      0    0
AEROPOSTALE                  COM            007865108     2114     73,822 SH       SOLE                    73,822      0    0
AKAMAI TECHNOLOGIES INC      COM            00971T101     2127     52,424 SH       SOLE                    52,424      0    0
ALEXION PHARMACEUTICALS INC  COM            015351109    21890    427,631 SH       SOLE                   427,631      0    0
AMERICAN MED SYS HLDGS INC   COM            02744M108     3628    164,035 SH       SOLE                   164,035      0    0
AMERICAN TOWER CORP          COM            029912201     6612    148,583 SH       SOLE                   148,583      0    0
AMYLIN PHARMACEUTICALS INC   COM            032346108    11987      6,376 SH  CALL SOLE                     6,376      0    0
AMYLIN PHARMACEUTICALS INC   CNV            032346AF5    30420 35,696,100 PRN      SOLE                35,696,100      0    0
AMYLIN PHARMACEUTICALS INC   COM            032346108    84551  4,497,401 SH       SOLE                 4,497,401      0    0
APPLE INC                    COM            037833100    30709    122,088 SH       SOLE                   122,088      0    0
ARCH COAL INC                COM            039380100    13097    661,119 SH       SOLE                   661,119      0    0
ATHEROS COMMUNICATIONS INC   COM            04743P108     2674     97,081 SH       SOLE                    97,081      0    0
AUTODESK INC                 COM            052769106     2285     93,786 SH       SOLE                    93,786      0    0
BAIDU INC                    COM            056752108    31689    465,473 SH       SOLE                   465,473      0    0
BANCO BRADESCO S A           COM            059460303     6438    405,900 SH       SOLE                   405,900      0    0
BIOVAIL CORP                 COM            09067J109     4109    213,586 SH       SOLE                   213,586      0    0
BRIGHAM EXPLORATION CO       COM            109178103     7048    458,236 SH       SOLE                   458,236      0    0
BROADCOM CORP                COM            111320107     3598    109,118 SH       SOLE                   109,118      0    0
CARDINAL HEALTH INC          COM            14149Y108    35458  1,054,979 SH       SOLE                 1,054,979      0    0
CAVIUM NETWORKS INC          COM            14965A101     2387     91,125 SH       SOLE                    91,125      0    0
CB RICHARD ELLIS GROUP INC   COM            12497T101    42046  3,089,323 SH       SOLE                 3,089,323      0    0
CENTENE CORP DEL             COM            15135B101     3527    164,057 SH       SOLE                   164,057      0    0
CIENA CORP                   CNV            171779AB7     2407  3,000,000 PRN      SOLE                 3,000,000      0    0
CITIGROUP INC                COM            172967416    32821    290,475 SH       SOLE                   290,475      0    0
CITRIX SYS INC               COM            177376100    18831    445,913 SH       SOLE                   445,913      0    0
COGNIZANT TECHNOLOGY SOLUTIO COM            192446102     2253     45,006 SH       SOLE                    45,006      0    0
CTRIP COM INTL LTD           COM            22943F100     5316    141,523 SH       SOLE                   141,523      0    0
DAVITA INC                   COM            23918K108    39917    639,286 SH       SOLE                   639,286      0    0
DENDREON CORP                COM            24823Q107    11304    349,632 SH       SOLE                   349,632      0    0
DIRECTV                      COM            25490A101    28780    848,468 SH       SOLE                   848,468      0    0
EQUINIX INC                  COM            29444U502     4697     57,829 SH       SOLE                    57,829      0    0
EXELON CORP                  COM            30161N101    13069    344,199 SH       SOLE                   344,199      0    0
EXPRESS SCRIPTS INC          COM            302182100    12644    268,909 SH       SOLE                   268,909      0    0
F5 NETWORKS INC              COM            315616102     9637    140,548 SH       SOLE                   140,548      0    0
GAFISA S A                   COM            362607301     2002    165,359 SH       SOLE                   165,359      0    0
GLAXOSMITHKLINE PLC          COM            37733W105    10934      3,215 SH  PUT  SOLE                     3,215      0    0
GLAXOSMITHKLINE PLC          COM            37733W105     6125      1,801 SH  PUT  SOLE                     1,801      0    0
HEARTWARE INTL INC           COM            422368100     3582     51,125 SH       SOLE                    51,125      0    0
ILLUMINA INC                 COM            452327109    37565    862,957 SH       SOLE                   862,957      0    0
KING PHARMACEUTICALS INC     COM            495582108      137     18,100 SH       SOLE                    18,100      0    0
KING PHARMACEUTICALS INC     CNV            495582AJ7    12292 13,989,000 PRN      SOLE                13,989,000      0    0
LABORATORY CORP AMER HLDGS   COM            50540R409     3989     52,936 SH       SOLE                    52,936      0    0
LIFEPOINT HOSPITALS INC      COM            53219L109    15979    508,900 SH       SOLE                   508,900      0    0
LIFEPOINT HOSPITALS INC      CNV            53219LAG4     1017  1,092,000 PRN      SOLE                 1,092,000      0    0
MARVELL TECHNOLOGY GROUP LTD COM            G5876H105     4675    296,640 SH       SOLE                   296,640      0    0
MAXLINEAR INC                COM            57776J100     2173    155,419 SH       SOLE                   155,419      0    0
MEDICIS PHARMACEUTICAL CORP  COM            584690309    26210  1,197,906 SH       SOLE                 1,197,906      0    0
NETAPP INC                   COM            64110D104     2135     57,219 SH       SOLE                    57,219      0    0
NETLOGIC MICROSYSTEMS INC    COM            64118B100     2416     88,833 SH       SOLE                    88,833      0    0
OMNIVISION TECHNOLOGIES INC  COM            682128103     8754      4,083 SH  CALL SOLE                     4,083      0    0
OMNIVISION TECHNOLOGIES INC  COM            682128103    12513    583,648 SH       SOLE                   583,648      0    0
PERKINELMER INC              COM            714046109     7692    372,124 SH       SOLE                   372,124      0    0
PRECISION CASTPARTS CORP     COM            740189105    46851    455,215 SH       SOLE                   455,215      0    0
RACKSPACE HOSTING INC        COM            750086100     2309    125,895 SH       SOLE                   125,895      0    0
ROSS STORES INC              COM            778296103    45643    856,502 SH       SOLE                   856,502      0    0
SALESFORCE COM INC           COM            79466L302     2156     25,120 SH       SOLE                    25,120      0    0
SALIX PHARMACEUTICALS INC    COM            795435106    22215    569,165 SH       SOLE                   569,165      0    0
SAVIENT PHARMACEUTICALS INC  COM            80517Q100    33440  2,653,953 SH       SOLE                 2,653,953      0    0
SBA COMMUNICATIONS CORP      COM            78388J106     5457    160,458 SH       SOLE                   160,458      0    0
SEQUENOM INC                 COM            817337405      673    113,819 SH       SOLE                   113,819      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
UNIVERSAL HLTH SVCS INC      COM            913903100    17658    462,861 SH       SOLE                   462,861      0    0
VMWARE INC                   COM            928563402     6963    111,241 SH       SOLE                   111,241      0    0
WATSON PHARMACEUTICALS INC   COM            942683103    38871    958,128 SH       SOLE                   958,128      0    0
WELLCARE HEALTH PLANS INC    COM            94946T106    14068    592,585 SH       SOLE                   592,585      0    0
WELLPOINT INC                COM            94973V107    18176    371,469 SH       SOLE                   371,469      0    0
WRIGHT MED GROUP INC         COM            98235T107     7256    436,874 SH       SOLE                   436,874      0    0
ZIMMER HLDGS INC             COM            98956P102     2584     47,810 SH       SOLE                    47,810      0    0
ZIONS BANCORPORATION         COM            989701107    12727    590,016 SH       SOLE                   590,016      0    0


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